SUPPLEMENT DATED JULY 1, 2009 TO THE PROSPECTUS OF
MORGAN STANLEY VALUE FUND
Dated January 30, 2009

The second, third and fourth paragraphs of the section of the Prospectus entitled "The Fund — Fund Management" are hereby deleted and replaced with the following:

The Fund is managed within the Multi-Cap Value team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Jason S. Leder and Kevin C. Holt, each a Managing Director of the Investment Adviser, and James N. Warwick and Devin E. Armstrong, each an Executive Director of the Investment Adviser.

Mr. Leder has been associated with the Investment Adviser in an investment management capacity since 1995 and began managing the Fund in September 2003. Mr. Holt has been associated with the Investment Adviser in an investment management capacity since 1999 and began managing the Fund in September 2003. Mr. Warwick has been associated with the Investment Adviser in an investment management capacity since 2002 and began managing the Fund in July 2007. Mr. Armstrong has been associated with the Investment Adviser in a research capacity since August 2004 and began managing the Fund in an investment management capacity in July 2007. Prior to August 2004, Mr. Armstrong attended Columbia Business School (August 2002 – May 2004).

Messrs. Leder and Holt are co-lead managers and Messrs. Warwick and Armstrong are co-portfolio managers of the Fund. Each team member is responsible for specific sectors. Messrs. Leder and Holt are responsible for the execution of the overall strategy of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

VLUSPT

SUPPLEMENT DATED JULY 1, 2009 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VALUE FUND
Dated January 30, 2009

The section of the Fund's Statement of Additional Information entitled "V. Investment Advisory and Other Services — G. Fund Management" is hereby revised to delete all references to B. Robert Baker.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.